Business Combinations, Discontinued Operations, Sale of Other Disposal Groups and Selected Financial Information by Reportable Segment and Line of Business - Summary of Combined Condensed Financial Information of Reclassification of Assets and Liabilities Held for Sale (Detail) - United Kingdom United States and Spain [Member]
$ in Millions
Dec. 31, 2020 USD ($)
Disclosure of Discontinued Operations [line items]
Current assets	$ 4
Non-current assets	103
Total assets of the disposal group	107
Total net assets of disposal group	$ 107